Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2023
Financial Income and Costs
Schedule of financial income and costs

	For the year ended December 31,
	2021	2022	2023
Financial Income
Interest income	142	4,118	14,879
Total financial income	142	4,118	14,879
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs/premium and discount	20,286	15,936	42,418
Interest expense on loans	82,325	119,339	188,370
Interest expense on bonds and realized loss on CCSs	34,766	33,788	35,827
Interest expense on leases	10,269	13,639	17,227
Other financial costs, net	19,309	1,973	3,226
Total financial costs	166,955	184,675	287,068